UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1. Reports to Stockholders

      Fixed income mutual fund

      Delaware Emerging Markets Debt Fund

      January 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period August 1, 2018 to January 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2018 to Jan. 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period August 1, 2018 to January 31, 2019 (Unaudited)

Delaware Emerging Markets Debt Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratio	Expenses Paid During Period 8/1/18 to 1/31/19*
Actual Fund return†
Class A	$1,000.00	$1,023.80	1.04%	$5.31
Class C	1,000.00	1,019.60	1.79%	9.11
Class R	1,000.00	1,025.30	0.79%	4.03
Institutional Class	1,000.00	1,024.00	0.79%	4.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.96	1.04%	$5.30
Class C	1,000.00	1,016.18	1.79%	9.10
Class R	1,000.00	1,021.22	0.79%	4.02
Institutional Class	1,000.00	1,021.22	0.79%	4.02

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / country and sector allocation
Delaware Emerging Markets Debt Fund	As of January 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Corporate Bonds by Country	72.85%
Argentina	3.25%
Australia	1.33%
Bahrain	1.09%
Brazil	12.15%
Chile	4.45%
China	4.52%
Dominican Republic	0.93%
Georgia	0.88%
Ghana	1.07%
Guatemala	0.92%
Hong Kong	1.19%
India	1.67%
Indonesia	0.86%
Israel	3.02%
Jamaica	0.39%
Kazakhstan	1.82%
Kuwait	1.11%
Macau	0.99%
Mexico	7.59%
Morocco	0.87%
Netherlands	0.96%
Panama	0.89%
Peru	0.84%
Republic of Korea	1.78%
Russia	3.04%
Singapore	1.12%
South Africa	4.58%
Spain	0.79%
Turkey	3.51%
Ukraine	2.64%
United Arab Emirates	0.90%
Zambia	1.70%
Loan Agreement	1.37%
Regional Bonds	1.12%
Sovereign Bonds by Country	16.48%
Argentina	0.56%
Bermuda	0.87%
Dominican Republic	1.50%

Security type / country and sector allocation

Delaware Emerging Markets Debt Fund

Security type / country	Percentage of net assets
Egypt	0.87%
Ivory Coast	0.80%
Jordan	1.10%
Mongolia	0.89%
Nigeria	1.98%
Peru	0.55%
Saudi Arabia	0.91%
Senegal	1.00%
South Africa	1.02%
Turkey	1.94%
Ukraine	1.69%
Uruguay	0.80%
Supranational Banks	2.65%
Options Purchased	0.01%
Short-Term Investments	4.91%
Total Value of Securities	99.39%
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	15.68%
Basic Industry	18.29%
Capital Goods	0.88%
Communications	4.02%
Consumer Cyclical	3.69%
Consumer Non-Cyclical	8.93%
Electric	7.62%
Energy	12.87%
Utilities	0.87%
Total	72.85%

Schedule of investments
Delaware Emerging Markets Debt Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)

Corporate Bonds – 72.85%Δ
Argentina – 3.25%
Rio Energy 144A 6.875% 2/1/25 #	225,000	$180,563
Tecpetrol 144A 4.875% 12/12/22 #	335,000	316,575
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	170,000	159,341
YPF 144A 51.729% (BADLARPP + 4.00%) 7/7/20 #●	170,000	72,250

		728,729

Australia – 1.33%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	340,000	298,579

		298,579

Bahrain – 1.09%
Oil and Gas Holding 144A 7.625% 11/7/24 #	230,000	244,771

		244,771

Brazil – 12.15%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	195,000
Banco do Brasil 144A 4.875% 4/19/23 #	315,000	318,937
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	315,000	307,912
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #	270,000	295,646
CSN Resources 144A 7.625% 2/13/23 #	205,000	201,669
JBS Investments 144A 7.25% 4/3/24 #	200,000	207,564
JBS USA LUX 144A 6.75% 2/15/28 #	120,000	123,000
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	207,392
Petrobras Global Finance
7.25% 3/17/44	105,000	110,880
7.375% 1/17/27	130,000	141,635
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	188,100
Suzano Austria
144A 6.00% 1/15/29 #	200,000	210,300
144A 7.00% 3/16/47 #	200,000	217,400

		2,725,435

Chile – 4.45%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	204,900
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	188,525
Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	202,534
Geopark 144A 6.50% 9/21/24 #	200,000	194,250
VTR Finance 144A 6.875% 1/15/24 #	200,000	206,730

		996,939

China – 4.52%
Baidu 4.375% 3/29/28	215,000	215,346
Bank of China 144A 5.00% 11/13/24 #	205,000	213,736
BOC Aviation 144A 2.375% 9/15/21 #	200,000	193,356
JD.com 3.125% 4/29/21	200,000	195,660
Tencent Holdings 144A 2.985% 1/19/23 #	200,000	195,933

		1,014,031

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Dominican Republic – 0.93%
AES Andres 144A 7.95% 5/11/26 #	200,000	$208,400

		208,400

Georgia – 0.88%
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	197,864

		197,864

Ghana – 1.07%
Tullow Oil 144A 7.00% 3/1/25 #	245,000	239,859

		239,859

Guatemala – 0.92%
Comunicaciones Celulares via Comcel Trust 144A 6.875% 2/6/24 #	200,000	207,294

		207,294

Hong Kong – 1.19%
CK Hutchison International 17 144A 2.875% 4/5/22 #	270,000	266,081

		266,081

India – 1.67%
ICICI Bank 144A 4.00% 3/18/26 #	200,000	191,954
Vedanta Resources 144A 6.125% 8/9/24 #	200,000	182,431

		374,385

Indonesia – 0.86%
Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	192,348

		192,348

Israel – 3.02%
Israel Chemicals 144A 6.375% 5/31/38 #	250,000	257,611
Israel Electric 144A 5.00% 11/12/24 #	200,000	210,600
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	200,000	208,235

		676,446

Jamaica – 0.39%
Digicel Group Two 144A PIK 9.125% 4/1/24 #	200,000	88,000

		88,000

Kazakhstan – 1.82%
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	214,220
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	193,459

		407,679

Kuwait – 1.11%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	249,533

		249,533

Macau – 0.99%
Sands China 5.125% 8/8/25	220,000	221,457

		221,457

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico – 7.59%
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	$149,137
144A 5.95% 10/1/28 #µ	205,000	209,049
BBVA Bancomer 144A 5.125% 1/18/33 #µ	200,000	181,250
Credito Real 144A 9.50% 2/7/26 #	220,000	220,000
Cydsa 144A 6.25% 10/4/27 #	200,000	185,500
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	198,000
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	240,000	198,300
Mexichem 144A 5.50% 1/15/48 #	220,000	198,550
Petroleos Mexicanos 6.75% 9/21/47	185,000	161,692

		1,701,478

Morocco – 0.87%
OCP 144A 4.50% 10/22/25 #	200,000	196,369

		196,369

Netherlands – 0.96%
Syngenta Finance 144A 5.182% 4/24/28 #	225,000	214,725

		214,725

Panama – 0.89%
C&W Senior Financing 144A 7.50% 10/15/26 #	200,000	199,062

		199,062

Peru – 0.84%
Kallpa Generacion 144A 4.125% 8/16/27 #	200,000	188,750

		188,750

Republic of Korea – 1.78%
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	195,523
Woori Bank 144A 4.75% 4/30/24 #	200,000	204,118

		399,641

Russia – 3.04%
Gazprom OAO via Gaz Capital 144A 4.95% 3/23/27 #	260,000	255,093
Novolipetsk Steel via Steel Funding DAC 144A 4.00% 9/21/24 #	200,000	190,385
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	240,000	235,260

		680,738

Singapore – 1.12%
DBS Group Holdings 144A 4.52% 12/11/28 #µ	245,000	251,050

		251,050

South Africa – 4.58%
Eskom Holdings SOC 144A 6.35% 8/10/28 #	200,000	205,376
Growthpoint Properties International 144A 5.872% 5/2/23 #	200,000	203,452
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	199,660

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
South Africa (continued)
SASOL Financing USA
5.875% 3/27/24	200,000	$206,545
6.50% 9/27/28	200,000	211,550

		1,026,583

Spain – 0.79%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	176,850

		176,850

Turkey – 3.51%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	205,000	187,643
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	189,704
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	211,639
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ	240,000	197,401

		786,387

Ukraine – 2.64%
Kernel Holding 144A 8.75% 1/31/22 #	220,000	218,953
MHP 144A 7.75% 5/10/24 #	200,000	192,988
MHP LUX 144A 6.95% 4/3/26 #	200,000	180,000

		591,941

United Arab Emirates – 0.90%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	202,878

		202,878

Zambia – 1.70%
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	192,252
144A 7.50% 4/1/25 #	200,000	188,250

		380,502

Total Corporate Bonds (cost $16,645,150)		16,334,784

Loan Agreement – 1.37%
Republic of Angola 9.126% (LIBOR06M + 6.25%) 12/16/23 =●	318,750	307,594

Total Loan Agreement (cost $318,750)		307,594

Regional Bonds – 1.12%Δ
Argentina – 1.12%
Provincia de Cordoba
144A 7.125% 8/1/27 #	155,000	122,063
144A 7.45% 9/1/24 #	150,000	128,625

Total Regional Bonds (cost $315,047)		250,688

		Principal amount°	Value (US $)

Sovereign Bonds – 16.48%Δ
Argentina – 0.56%
Argentine Bonos del Tesoro 16.00% 10/17/23	ARS	467,000	$11,797
Argentine Republic Government International Bond 5.625% 1/26/22		125,000	113,783

			125,580

Bermuda – 0.87%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	195,172

			195,172

Dominican Republic – 1.50%
Dominican Republic International Bond 144A 6.00% 7/19/28 #		325,000	335,969

			335,969

Egypt – 0.87%
Egypt Government International Bond 144A 5.577% 2/21/23 #		200,000	194,484

			194,484

Ivory Coast – 0.80%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	179,104

			179,104

Jordan – 1.10%
Jordan Government International Bond 144A 5.75% 1/31/27 #		255,000	247,063

			247,063

Mongolia – 0.89%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		200,000	200,400

			200,400

Nigeria – 1.98%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		200,000	199,220
144A 9.248% 1/21/49 #		230,000	244,133

			443,353

Peru – 0.55%
Peru Government Bond 144A 6.15% 8/12/32 #	PEN	406,000	124,227

			124,227

Saudi Arabia – 0.91%
Saudi Government International Bond 144A 4.375% 4/16/29 #		200,000	204,049

			204,049

Schedule of investments

Delaware Emerging Markets Debt Fund

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Senegal – 1.00%
Senegal Government International Bond 144A 6.75% 3/13/48 #		250,000	$223,345

			223,345

South Africa – 1.02%
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	3,301,000	228,187

			228,187

Turkey – 1.94%
Turkey Government Bond 8.00% 3/12/25	TRY	1,542,000	223,839
Turkey Government International Bond 7.625% 4/26/29		200,000	210,460

			434,299

Ukraine – 1.69%
Ukraine Government International Bond
144A 7.75% 9/1/26 #		200,000	182,325
144A 8.994% 2/1/24 #		200,000	197,296

			379,621

Uruguay – 0.80%
Uruguay Government International Bond 4.375% 1/23/31		175,000	179,244

			179,244

Total Sovereign Bonds (cost $3,752,597)			3,694,097

Supranational Banks – 2.65%
Arab Petroleum Investments 144A 4.125% 9/18/23 #		200,000	203,220
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		240,000	235,860
Inter-American Development Bank
6.25% 6/15/21	IDR	300,000,000	20,670
7.875% 3/14/23	IDR	1,870,000,000	134,959

Total Supranational Banks (cost $607,147)			594,709

		Number of contracts

Options Purchased – 0.01%
Currency Put Options – 0.01%
USD vs CLP strike price CLP 650, expiration date 2/4/19, notional amount CLP 2,407,600,000 (CITI)		3,704,000	2,915

Total Options Purchased (cost $24,539)			2,915

	Principal amount°	Value (US $)

Short-Term Investments – 4.91%
Discount Note – 1.35%≠
Federal Home Loan Bank 0.00% 2/1/19	304,272	$304,272

		304,272

Repurchase Agreements – 3.56%
Bank of America Merrill Lynch 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $96,601 (collateralized by US government obligations 2.125% 12/31/22; market value $98,526)	96,594	96,594
Bank of Montreal 2.43%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $265,653 (collateralized by US government obligations 0.00%–4.375% 3/28/19–2/15/48; market value $270,947)	265,635	265,635
BNP Paribas 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $435,549 (collateralized by US government obligations 0.00%–4.375% 3/7/19–8/15/47; market value $444,228)	435,518	435,518

		797,747

Total Short-Term Investments (cost $1,102,019)		1,102,019

Total Value of Securities – 99.39% (cost $22,765,249)		$22,286,806

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $18,078,339, which represents 80.63% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

PIK. 100% of the income received was in the form of both cash and par.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocation.”

μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference

Schedule of investments

Delaware Emerging Markets Debt Fund

rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts and futures contracts were outstanding at Jan. 31, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
CITI	COP	706,330,000	USD	(221,893)	3/1/19	$5,332
UBS	CLP	161,700,175	USD	(238,390)	2/28/19	8,202

Total Foreign Currency Exchange Contracts						$13,534

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers

(3) US Treasury Long Bonds	$(440,062)	$(428,429)	3/20/19	$(11,633)	$(3,000)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ARS – Argentine Peso

BADLARPP – Argentina Term Deposit Rate

CITI – Citibank, N.A.

CLP – Chilean Peso

COP – Colombian Peso

DAC – Designated Activity Company

IDR – Indonesian Rupiah

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PEN – Peruvian Sol

Summary of abbreviations (continued):

PIK – Payment-in-kind

TRY – Turkish Lira

USD – US Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Emerging Markets Debt Fund	January 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$22,283,891
Options purchased, at value[2]	2,915
Interest receivable	322,245
Cash	28,984
Cash collateral due from broker	10,000
Unrealized appreciation on foreign currency exchange contracts	13,534
Foreign currencies, at value[3]	21,564
Receivable from investment manager	6,827

Total assets	22,689,960

Liabilities:
Payable for securities purchased	220,000
Audit and tax fees payable	24,415
Other accrued expenses	10,147
Reports and statements to shareholders expenses payable	9,048
Variation margin due to broker on futures contracts	3,000
Accounting and administration expenses payable to affiliates	412
Dividend disbursing and transfer agent fees and expenses payable to affiliates	190
Trustees’ fees and expenses payable to affiliates	91
Distribution fees payable to affiliates	66
Legal fees payable to affiliates	27
Reports and statements to shareholders expenses payable to affiliates	21

Total liabilities	267,417

Total Net Assets	$22,422,543

Net Assets Consist of:
Paid-in capital	$23,137,453
Total distributable earnings (loss)	(714,910)

Total Net Assets	$22,422,543

Class A:
Net assets	$137,316
Shares of beneficial interest outstanding, unlimited authorization, no par	16,730
Net asset value per share	$8.21
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.60

Class C:
Net assets	$44,774
Shares of beneficial interest outstanding, unlimited authorization, no par	5,455
Net asset value per share	$8.21

Class R:
Net assets	$2,529
Shares of beneficial interest outstanding, unlimited authorization, no par	308
Net asset value per share	$8.21

Institutional Class:
Net assets	$22,237,924
Shares of beneficial interest outstanding, unlimited authorization, no par	2,707,419
Net asset value per share	$8.21

[1] Investments, at cost	$22,740,710
[2] Options purchased, at cost	24,539
[3] Foreign currencies, at cost	20,816

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Emerging Markets Debt Fund	Six months ended January 31, 2019 (Unaudited)

Investment Income:
Interest	$685,287

Expenses:
Management fees	81,299
Distribution expenses — Class A	151
Distribution expenses — Class C	360
Distribution expenses — Class R	6
Registration fees	27,813
Audit and tax fees	25,477
Accounting and administration expenses	22,398
Reports and statements to shareholders expenses	12,641
Legal fees	6,818
Dividend disbursing and transfer agent fees and expenses	1,797
Custodian fees	1,615
Trustees’ fees and expenses	560
Other	7,728

188,663
Less expenses waived	(102,449)
Less waived distribution expenses — Class R	(6)
Less expense paid indirectly	(65)

Total operating expenses	86,143

Net Investment Income	599,144

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(259,987)
Foreign currencies	(40,889)
Foreign currency exchange contracts	(14,814)
Futures contracts	20,107
Options purchased	(55,113)

Net realized loss	(350,696)

Net change in unrealized appreciation (depreciation) of:
Investments	309,587
Foreign currencies	4,593
Foreign currency exchange contracts	13,831
Futures contracts	(9,552)
Options purchased	(20,849)

Net change in unrealized appreciation (depreciation)	297,610

Net Realized and Unrealized Loss	(53,086)

Net Increase in Net Assets Resulting from Operations	$546,058

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Debt Fund

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$599,144	$1,059,983
Net realized gain (loss)	(350,696)	345,018
Net change in unrealized appreciation (depreciation)	297,610	(1,376,362)

Net increase in net assets resulting from operations	546,058	28,639

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(3,571)	(2,411)
Class C	(1,654)	(4,133)
Class R	(75)	(154)
Institutional Class	(660,158)	(1,344,940)

	(665,458)	(1,351,638)

Capital Share Transactions:
Proceeds from shares sold:
Class A	75,792	92,140
Class C	1,402	58,822
Institutional Class	95,322	126,314

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,570	2,411
Class C	1,654	4,133
Class R	74	154
Institutional Class	659,689	1,341,785

	837,503	1,625,759

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(32)	$(61,604)
Class C	(38,686)	(38,549)
Institutional Class	(80,484)	(30,869)

	(119,202)	(131,022)

Increase in net assets derived from capital share transactions	718,301	1,494,737

Net Increase in Net Assets	598,901	171,738

Net Assets:
Beginning of period	21,823,642	21,651,904

End of period[1]	$22,422,543	$21,823,642

[1]

Net Assets – End of year includes undistributed net investment income of $36,706 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Jan. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 11 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class
Dividends from net investment income	$(1,956)	$(2,926)	$(118)	$(1,027,398)
Distributions from net realized gain	(455)	(1,207)	(36)	(317,542)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:

Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					9/30/13[2]
1/31/19[1]	Year ended				to
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.26	$8.77	$8.48	$8.21	$8.84	$8.50

0.21	0.39	0.37	0.36	0.37	0.32
(0.02)	(0.39)	0.29	0.24	(0.61)	0.34

0.19	—	0.66	0.60	(0.24)	0.66

(0.19)	(0.38)	(0.37)	(0.33)	(0.30)	(0.32)
(0.05)	(0.13)	—	—	(0.09)	—

(0.24)	(0.51)	(0.37)	(0.33)	(0.39)	(0.32)

$8.21	$8.26	$8.77	$8.48	$8.21	$8.84

2.38%	(0.10% )	8.03%	7.62%	(2.65% )	7.86%

$137	$57	$27	$3	$2	$2
1.04%	1.16%	1.22%	1.01%	1.08%	1.31%
1.04%	1.16%	1.22%	1.03%	1.14%	1.50%
1.99%	1.90%	1.91%	2.04%	2.03%	2.48%
5.28%	4.57%	4.30%	4.44%	4.46%	4.66%
5.28%	4.57%	4.30%	4.42%	4.40%	4.47%
4.33%	3.83%	3.61%	3.41%	3.51%	3.49%
31%	108%	154%	232%	288%	152%

Financial highlights

Delaware Emerging Markets Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					9/30/13[2]
1/31/19[1]	Year ended				to
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.26	$8.77	$8.48	$8.22	$8.84	$8.50

0.18	0.33	0.32	0.36	0.37	0.27
(0.03)	(0.39)	0.32	0.23	(0.60)	0.33

0.15	(0.06)	0.64	0.59	(0.23)	0.60

(0.15)	(0.32)	(0.35)	(0.33)	(0.30)	(0.26)
(0.05)	(0.13)	—	—	(0.09)	—

(0.20)	(0.45)	(0.35)	(0.33)	(0.39)	(0.26)

$8.21	$8.26	$8.77	$8.48	$8.22	$8.84

1.96%	(0.84% )	7.74%	7.49%	(2.53% )	7.22%

$45	$82	$63	$2	$2	$2
1.79%	1.91%	1.81%	1.01%	1.08%	2.03%
1.79%	1.91%	1.81%	1.03%	1.14%	2.22%
2.74%	2.65%	2.66%	2.79%	2.78%	3.20%
4.53%	3.82%	3.71%	4.44%	4.46%	3.94%
4.53%	3.82%	3.71%	4.42%	4.40%	3.75%
3.58%	3.08%	2.86%	2.66%	2.76%	2.77%
31%	108%	154%	232%	288%	152%

Financial highlights

Delaware Emerging Markets Debt Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					9/30/13[2]
1/31/19[1]	Year ended				to
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.26	$8.77	$8.48	$8.22	$8.84	$8.50

0.22	0.42	0.39	0.36	0.37	0.31
(0.02)	(0.39)	0.28	0.23	(0.60)	0.33

0.20	0.03	0.67	0.59	(0.23)	0.64

(0.20)	(0.41)	(0.38)	(0.33)	(0.30)	(0.30)
(0.05)	(0.13)	—	—	(0.09)	—

(0.25)	(0.54)	(0.38)	(0.33)	(0.39)	(0.30)

$8.21	$8.26	$8.77	$8.48	$8.22	$8.84

2.53%	0.16%	8.13%	7.49%	(2.53% )	7.64%

$3	$2	$2	$2	$2	$2
0.79%	0.91%	1.00%	1.01%	1.08%	1.55%
0.79%	0.91%	1.00%	1.03%	1.14%	1.74%
2.24%	2.13%	2.16%	2.29%	2.28%	2.72%
5.53%	4.82%	4.52%	4.44%	4.46%	4.42%
5.53%	4.82%	4.52%	4.42%	4.40%	4.23%
4.08%	3.60%	3.36%	3.16%	3.26%	3.25%
31%	108%	154%	232%	288%	152%

Financial highlights

Delaware Emerging Markets Debt Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					9/30/13[2]
1/31/19[1]	Year ended				to
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.27	$8.78	$8.48	$8.22	$8.84	$8.50

0.22	0.42	0.39	0.36	0.37	0.34
(0.03)	(0.39)	0.29	0.23	(0.60)	0.33

0.19	0.03	0.68	0.59	(0.23)	0.67

(0.20)	(0.41)	(0.38)	(0.33)	(0.30)	(0.33)
(0.05)	(0.13)	—	—	(0.09)	—

(0.25)	(0.54)	(0.38)	(0.33)	(0.39)	(0.33)

$8.21	$8.27	$8.78	$8.48	$8.22	$8.84

2.40%	0.16%	8.25%	7.49%	(2.53% )	8.08%

$22,238	$21,683	$21,560	$19,930	$18,532	$19,020
0.79%	0.91%	1.00%	1.01%	1.08%	1.07%
0.79%	0.91%	1.00%	1.03%	1.14%	1.26%
1.74%	1.65%	1.66%	1.79%	1.78%	2.24%
5.53%	4.82%	4.52%	4.44%	4.46%	4.90%
5.53%	4.82%	4.52%	4.42%	4.40%	4.71%
4.58%	4.08%	3.86%	3.66%	3.76%	3.73%
31%	108%	154%	232%	288%	152%

Notes to financial statements

Delaware Emerging Markets Debt Fund	January 31, 2019 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund and Delaware Emerging Markets Debt Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which

28

approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through six months ended Jan. 31, 2019 and for all open tax years (years ended July 31, 2015–July 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Jan. 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2019 and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under

29

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

“Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $63 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

30

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from Aug. 1, 2018 through Jan. 31, 2019.* This waiver and reimbursement may only be terminated by agreement of DMC and the Fund. The waiver and reimbursement are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $2,428 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $908 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has agreed to voluntarily suspend the 12b-1 fee for the Class R shares and the suspension of the 12b-1 fee will continue while the Fund is not broadly distributed. Institutional Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2019,

31

Notes to financial statements

Delaware Emerging Markets Debt Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

the Fund was charged $306 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2019, DDLP earned $2 in commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

3. Investments

For the six months ended Jan. 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,902,642
Sales	6,362,910

At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$22,765,249

Aggregate unrealized appreciation of investments and derivatives	$313,980
Aggregate unrealized depreciation of investments and derivatives	(770,799)

Net unrealized depreciation of investments and derivatives	$(456,819)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

32

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

	Level 1	Level 2	Level 3	Total
Securities

Assets:

Corporate Debt	$—	$16,334,784	$—	$16,334,784
Foreign Debt	—	4,539,494	—	4,539,494
Loan Agreement	—	—	307,594	307,594
Options Purchased	—	2,915	—	2,915
Short-Term Investments	—	1,102,019	—	1,102,019

Total Value of Securities	$—	$21,979,212	$307,594	$22,286,806

Derivatives[1]

Assets:

Foreign Currency Exchange Contracts	$—	$13,534	$—	$13,534

Liabilities:

Futures Contract	$(11,633)	$—	$—	$(11,633)

1Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

33

Notes to financial statements

Delaware Emerging Markets Debt Fund

3. Investments (continued)

During the six months ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/18	$328,571
Sales	(31,875)
Net change in unrealized appreciation (depreciation)	10,898

Balance as of 1/31/19	$307,594

Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$10,898

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

34

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/19	Year ended 7/31/18
Shares sold:
Class A	9,449	10,576
Class C	175	6,628
Institutional Class	12,049	14,515

Shares issued upon reinvestment of dividends and distributions:
Class A	447	287
Class C	207	480
Class R	9	18
Institutional Class	82,435	155,689

	104,771	188,193

Shares redeemed:
Class A	(4)	(7,045)
Class C	(4,850)	(4,338)
Institutional Class	(9,829)	(3,590)

	(14,683)	(14,973)

Net increase	90,088	173,220

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Jan. 31, 2019, or at any time during the period then ended.

35

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2019, the Fund used foreign currency exchange contracts and cross currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the

36

futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2019, the Fund posted $10,000 cash collateral for open Futures contracts, which is shown as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended Jan. 31, 2019, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written contracts were outstanding at Jan. 31, 2019.

There were no transactions in options written during the six months ended Jan. 31, 2019.

During the six months ended Jan. 31, 2019, the Fund used options purchased contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

37

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

Fair value of derivative instruments as of Jan. 31, 2019 were as follows:

Asset Derivatives Fair Value

Statement of Assets and Liabilities Location	Currency Contracts

Unrealized appreciation on foreign currency exchange contracts	$13,534
Options purchased, at value	2,915

Total	$16,449

Liability Derivatives Fair Value

Statement of Assets and Liabilities Location	Currency Contracts

Variation margin due to broker on futures contracts*	$(3,000)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Jan. 31, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2019 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Total

Currency contracts	$(14,814)	$—	$(55,113)	$(69,927)
Interest rate contracts	—	20,107	—	20,107

Total	$(14,814)	$20,107	$(55,113)	$(49,820)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Total

Currency contracts	$13,831	$—	$(20,849)	$(7,018)
Interest rate contracts	—	(9,552)	—	(9,552)

Total	$13,831	$(9,552)	$(20,849)	$(16,570)

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Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2019.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$432,925	$ 37,763
Futures contracts (average notional value)	—	478,498
Options contracts (average value)	12,236	—

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At Jan. 31, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citibank, N.A.	$5,332	$(21,624)	$(16,292)
UBS	8,202	—	8,202

Total	$13,534	$(21,624)	$(8,090)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Citibank, N.A.	$(16,292)	$—	$—	$—	$—	$(16,292)
UBS	8,202	—	—	—	—	8,202
Total	$ (8,090)	$—	$—	$—	$—	$ (8,090)

39

Notes to financial statements

Delaware Emerging Markets Debt Fund

7. Offsetting (continued)

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under master repurchase agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Jan. 31, 2019, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$96,594	$(96,594)	$—	$(96,594)	$—
Bank of Montreal	265,635	(265,635)	—	(265,635)	—
BNP Paribas	435,518	(435,518)	—	(435,518)	—
Total	$797,747	$(797,747)	$—	$(797,747)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2019.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

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Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

41

Notes to financial statements

Delaware Emerging Markets Debt Fund

9. Credit and Market Risk (continued)

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated

42

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

43

Notes to financial statements

Delaware Emerging Markets Debt Fund

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

44

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of advisory agreement for Delaware Emerging Markets Debt Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for Delaware Emerging Markets Debt Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into

45

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of advisory agreement for Delaware Emerging Markets Debt Fund at a meeting held August 15-16, 2018 (continued)

additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the second highest of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2018 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services,

46

which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2018, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board consideration of sub-advisory agreement for Delaware Emerging Markets Debt Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Emerging Markets Debt Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance

47

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of sub-advisory agreement for Delaware Emerging Markets Debt Fund at a meeting held November 14-15, 2018 (continued)

policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Fund, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

48

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

49

      Fixed income mutual fund

      Delaware Strategic Income Fund

      January 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2018 to Jan. 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

Delaware Strategic Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratio	Expenses Paid During Period 8/1/18 to 1/31/19*
Actual Fund return†
Class A	$1,000.00	$997.50	0.84%	$4.23
Class C	1,000.00	993.80	1.59%	7.99
Class R	1,000.00	997.60	1.09%	5.49
Institutional Class	1,000.00	998.80	0.59%	2.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Class R	1,000.00	1,019.71	1.09%	5.55
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware Strategic Income Fund	As of January 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	4.21%
Agency Commercial Mortgage-Backed Securities	1.12%
Agency Mortgage-Backed Securities	0.17%
Collateralized Debt Obligations	1.47%
Corporate Bonds	61.89%
Banking	10.50%
Basic Industry	8.69%
Brokerage	1.94%
Capital Goods	4.40%
Communications.	6.28%
Consumer Cyclical	3.59%
Consumer Non-Cyclical	5.27%
Electric	3.50%
Energy	10.72%
Finance Companies	0.75%
Healthcare Services	0.08%
Insurance	3.20%
Real Estate	0.31%
REITs	0.45%
Technology	0.89%
Transportation	0.96%
Utilities	0.36%
Municipal Bonds	3.69%
Non-Agency Asset-Backed Securities	4.96%
Non-Agency Collateralized Mortgage Obligations	4.18%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Loan Agreements	3.79%
Regional Bond	0.24%
Sovereign Bonds	3.63%
Supranational Banks	0.70%
US Treasury Obligations	0.34%
Convertible Preferred Stock	0.03%
Preferred Stock	1.31%
Options Purchased	0.00%
Short-Term Investments	3.62%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

3

Schedule of investments

Delaware Strategic Income Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations – 4.21%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 5.36% (LIBOR01M + 2.85%) 11/25/29 ●	25,000	$ 25,870
Series 2018-C01 1M2 4.76% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 ●	50,000	50,413
Series 2018-C02 2M2 4.71% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	45,000	44,910
Series 2018-C03 1M2 4.66% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	40,000	40,000
Series 2018-C05 1M2 4.86% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	35,000	35,082
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	59,997	10,416
Fannie Mae REMICs
Series 2008-15 SB 4.09% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	15,874	2,534
Series 2012-44 IK 3.50% 12/25/31 S	32,947	3,274
Series 2012-115 MI 3.50% 3/25/42 S	42,074	4,579
Series 2012-118 AI 3.50% 11/25/37 S	88,410	8,862
Series 2012-128 IC 3.00% 11/25/32 S	134,535	17,105
Series 2012-132 AI 3.00% 12/25/27 S	114,051	9,467
Series 2012-137 AI 3.00% 12/25/27 S	40,316	3,436
Series 2012-146 IO 3.50% 1/25/43 S	116,444	22,987
Series 2013-7 EI 3.00% 10/25/40 S	80,161	8,899
Series 2013-26 ID 3.00% 4/25/33 S	152,689	20,998
Series 2013-35 IB 3.00% 4/25/33 S	142,611	18,390
Series 2013-35 IG 3.00% 4/25/28 S	53,114	4,586
Series 2013-38 AI 3.00% 4/25/33 S	148,870	18,293
Series 2013-41 HI 3.00% 2/25/33 S	120,005	12,793
Series 2013-44 DI 3.00% 5/25/33 S	459,356	63,521
Series 2013-45 PI 3.00% 5/25/33 S	49,126	6,751
Series 2013-103 SK 3.41% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	340,239	67,029
Series 2014-64 IT 3.50% 6/25/41 S	33,943	2,985
Series 2015-66 ID 3.50% 5/25/42 S	196,715	25,108
Series 2015-89 AZ 3.50% 12/25/45	21,224	21,479
Series 2016-6 AI 3.50% 4/25/34 S	90,134	10,810
Series 2016-33 DI 3.50% 6/25/36 S	219,171	32,189
Series 2016-36 SB 3.49% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S●	72,276	9,150
Series 2016-40 IO 3.50% 7/25/36 S	60,308	9,515
Series 2016-50 IB 3.00% 2/25/46 S	83,495	12,365
Series 2016-51 LI 3.00% 8/25/46 S	224,937	31,774

4

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-62 SA 3.49% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	247,900	$ 47,770
Series 2016-64 CI 3.50% 7/25/43 S	89,442	10,981
Series 2016-83 PI 3.50% 7/25/45 S	75,878	11,401
Series 2016-99 DI 3.50% 1/25/46 S	83,239	14,809
Series 2017-4 AI 3.50% 5/25/41 S	93,074	10,737
Series 2017-4 BI 3.50% 5/25/41 S	71,644	9,366
Series 2017-12 JI 3.50% 5/25/40 S	68,283	8,360
Series 2017-15 NZ 3.50% 3/25/47	34,217	34,163
Series 2017-16 SM 3.54% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	213,454	36,842
Series 2017-25 BL 3.00% 4/25/47	16,000	15,317
Series 2017-61 TB 3.00% 8/25/44	26,000	24,877
Series 2017-77 HZ 3.50% 10/25/47	46,099	46,800
Freddie Mac REMICs
Series 4101 WI 3.50% 8/15/32 S	48,893	7,876
Series 4135 AI 3.50% 11/15/42 S	92,620	19,207
Series 4146 IA 3.50% 12/15/32 S	113,003	17,244
Series 4181 DI 2.50% 3/15/33 S	77,713	9,229
Series 4184 GS 3.611% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	123,954	25,459
Series 4185 LI 3.00% 3/15/33 S	119,316	16,663
Series 4186 IB 3.00% 3/15/33 S	63,795	8,132
Series 4191 CI 3.00% 4/15/33 S	50,756	6,877
Series 4494 SA 3.671% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S●	58,928	11,790
Series 4504 IO 3.50% 5/15/42 S	45,957	4,529
Series 4543 HI 3.00% 4/15/44 S	68,002	10,360
Series 4581 LI 3.00% 5/15/36 S	64,723	7,747
Series 4610 IB 3.00% 6/15/41 S	336,729	34,208
Series 4644 GI 3.50% 5/15/40 S	73,005	9,894
Series 4657 PS 3.491% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	156,273	28,142
Series 4665 NI 3.50% 7/15/41 S	282,008	33,797
Series 4673 WI 3.50% 9/15/43 S	79,988	11,381
Series 4690 WI 3.50% 12/15/43 S	85,897	12,832
Series 4703 CI 3.50% 7/15/42 S	139,652	17,080
Freddie Mac Strips
Series 319 S2 3.491% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	54,354	9,987
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.76% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	250,000	268,328

5

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2 4.81% (LIBOR01M + 2.30%) 9/25/30 ●	55,000	$ 54,583
GNMA
Series 2011-157 SG 4.097% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	63,336	12,778
Series 2013-113 LY 3.00% 5/20/43	22,000	21,055
Series 2015-74 CI 3.00% 10/16/39 S	116,413	13,404
Series 2015-142 AI 4.00% 2/20/44 S	39,967	4,876
Series 2016-108 SK 3.547% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	184,462	37,468
Series 2016-118 DI 3.50% 3/20/43 S	480,315	57,197
Series 2016-118 ES 3.597% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	93,855	17,405
Series 2016-126 NS 3.597% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	110,709	20,452
Series 2016-147 ST 3.547% (6.05% minus LIBOR01M, Cap 6.05%) 10/20/46 S●	107,267	18,864
Series 2016-149 GI 4.00% 11/20/46 S	83,135	16,815
Series 2016-156 PB 2.00% 11/20/46	46,000	37,404
Series 2016-163 XI 3.00% 10/20/46 S	167,177	21,366
Series 2017-10 IB 4.00% 1/20/47 S	126,738	25,681
Series 2017-18 IQ 4.00% 12/16/43 S	81,691	14,778
Series 2017-18 QS 3.59% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	126,050	21,926
Series 2017-34 DY 3.50% 3/20/47	20,000	19,949
Series 2017-56 JZ 3.00% 4/20/47	32,669	29,635
Series 2017-80 AS 3.697% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S●	171,658	32,844
Series 2017-101 AI 4.00% 7/20/47 S	88,675	15,200
Series 2017-101 TI 4.00% 3/20/44 S	109,665	15,668
Series 2017-107 QZ 3.00% 8/20/45	21,965	19,949
Series 2017-113 LB 3.00% 7/20/47	55,000	51,971
Series 2017-114 IK 4.00% 10/20/44 S	171,777	31,355
Series 2017-116 ZL 3.00% 6/20/47	42,885	38,759
Series 2017-130 YJ 2.50% 8/20/47	25,000	23,038
Series 2017-141 JS 3.697% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	109,496	21,130
Series 2018-1 ST 3.697% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	185,581	34,773
Series 2018-46 AS 3.697% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	222,091	45,953

Total Agency Collateralized Mortgage Obligations (cost $2,349,667)		2,274,031

6

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 1.12%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 t	80,000	$ 77,525
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.18% 2/25/47 #●	50,000	52,144
Series 2013-K25 C 144A 3.619% 11/25/45 #●	45,000	44,303
Series 2013-K33 C 144A 3.50% 8/25/46 #●	15,000	14,478
Series 2013-K712 B 144A 3.358% 5/25/45 #●	60,000	60,008
Series 2013-K713 B 144A 3.154% 4/25/46 #●	35,000	34,953
Series 2013-K713 C 144A 3.154% 4/25/46 #●	105,000	104,664
Series 2014-K717 B 144A 3.629% 11/25/47 #●	35,000	35,363
Series 2014-K717 C 144A 3.629% 11/25/47 #●	20,000	20,148
Series 2016-K53 B 144A 4.019% 3/25/49 #●	50,000	49,941
Series 2016-K722 B 144A 3.836% 7/25/49 #●	75,000	76,313
Series 2017-K71 B 144A 3.753% 11/25/50 #●	35,000	33,691

Total Agency Commercial Mortgage-Backed Securities (cost $606,033)		603,531

Agency Mortgage-Backed Securities – 0.17%
Fannie Mae S.F. 30 yr
5.00% 7/1/47	8,037	8,620
5.50% 8/1/48	55,191	59,598
6.00% 7/1/41	23,455	25,955

Total Agency Mortgage-Backed Securities (cost $94,709)		94,173

Collateralized Debt Obligations – 1.47%
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 4.251% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	499,743
Venture CDO
Series 2016-25A A1 144A 4.251% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	100,189
Venture XXIV CLO
Series 2016-24A A1D 144A 4.181% (LIBOR03M + 1.42%) 10/20/28 #●	195,000	194,717

Total Collateralized Debt Obligations (cost $793,830)		794,649

Corporate Bonds – 61.89%
Banking – 10.50%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	200,000	183,066
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	188,525
Bank of America 3.864% 7/23/24 µ	205,000	209,082
Bank of Montreal 3.30% 2/5/24	55,000	54,887
Bank of New York Mellon 4.625% µy	270,000	253,523

7

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BB&T 3.75% 12/6/23	135,000	$ 138,848
Citizens Bank 3.70% 3/29/23	250,000	252,351
Credit Suisse Group
144A 6.25% #µy	300,000	297,362
144A 7.50% #µy	325,000	331,771
Fifth Third Bancorp
3.65% 1/25/24	125,000	125,790
3.95% 3/14/28	115,000	115,845
Goldman Sachs Group 6.00% 6/15/20	185,000	192,329
JPMorgan Chase & Co.
3.797% 7/23/24 µ	50,000	50,817
4.452% 12/5/29 µ	60,000	62,826
6.75% µy	240,000	258,875
Morgan Stanley
3.737% 4/24/24 µ	75,000	75,949
3.811% (LIBOR03M + 1.22%) 5/8/24 ●	75,000	75,314
4.431% 1/23/30 µ	25,000	26,011
5.00% 11/24/25	35,000	37,042
5.50% 1/26/20	100,000	102,416
PNC Financial Services Group 5.00% µy	215,000	204,567
Popular 6.125% 9/14/23	250,000	257,125
Regions Financial 3.80% 8/14/23	75,000	75,685
Royal Bank of Scotland Group 8.625% µy	600,000	640,308
Santander UK 144A 5.00% 11/7/23 #	215,000	216,804
State Street 4.141% 12/3/29 µ	65,000	68,942
SunTrust Banks
3.00% 2/2/23	95,000	93,937
4.00% 5/1/25	60,000	61,232
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	200,000	201,561
UBS Group Funding Switzerland 6.875% 3/22/67 µy	200,000	205,726
USB Capital IX 3.807% (LIBOR03M + 1.02%) y●	705,000	543,890
Zions Bancorporation 4.50% 6/13/23	75,000	76,278

		5,678,684

Basic Industry – 8.69%
Anglo American Capital
144A 4.00% 9/11/27 #	200,000	189,167
144A 4.75% 4/10/27 #	200,000	199,793
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	414,410
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	195,500
Cleveland-Cliffs 5.75% 3/1/25	195,000	189,150
CSN Resources 144A 7.625% 2/13/23 #	200,000	196,750

8

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical
144A 4.80% 11/30/28 #	85,000	$ 88,935
144A 5.55% 11/30/48 #	70,000	73,996
DowDuPont
4.205% 11/15/23	55,000	57,018
4.725% 11/15/28	55,000	58,365
5.419% 11/15/48	65,000	70,779
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	195,712
Georgia-Pacific 8.00% 1/15/24	170,000	205,655
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	242,637
Mexichem 144A 5.50% 1/15/48 #	200,000	180,500
NOVA Chemicals
144A 5.00% 5/1/25 #	60,000	55,425
144A 5.25% 6/1/27 #	400,000	366,500
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	200,000	190,385
OCP 144A 4.50% 10/22/25 #	200,000	196,369
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	189,705
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	200,000	196,050
SASOL Financing USA 5.875% 3/27/24	200,000	206,545
Suzano Austria 144A 6.00% 1/15/29 #	200,000	210,300
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	223,457
Vedanta Resources 144A 7.125% 5/31/23 #	200,000	195,250
WRKCo
144A 4.65% 3/15/26 #	45,000	46,419
144A 4.90% 3/15/29 #	60,000	62,590

		4,697,362

Brokerage – 1.94%
Charles Schwab 3.85% 5/21/25	50,000	51,601
E*TRADE Financial
3.80% 8/24/27	65,000	61,371
5.30% µy	20,000	18,177
Jefferies Group
4.15% 1/23/30	30,000	26,338
6.45% 6/8/27	60,000	63,362
6.50% 1/20/43	565,000	551,845
Lazard Group 4.50% 9/19/28	100,000	101,190
NFP 144A 6.875% 7/15/25 #	185,000	176,675

		1,050,559

Capital Goods – 4.40%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	287,625

9

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
BWAY Holding 144A 7.25% 4/15/25 #	103,000	$ 95,404
EnPro Industries 144A 5.75% 10/15/26 #	175,000	174,563
General Electric 2.70% 10/9/22	20,000	19,178
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	198,000
L3 Technologies 3.85% 6/15/23	205,000	207,361
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	190,000	190,950
nVent Finance 4.55% 4/15/28	160,000	157,194
Standard Industries 144A 6.00% 10/15/25 #	355,000	358,994
TransDigm 6.375% 6/15/26	200,000	193,250
United Rentals North America 5.875% 9/15/26	344,000	352,600
United Technologies 3.65% 8/16/23	140,000	142,114

		2,377,233

Communications – 6.28%
Altice Luxembourg 144A 7.75% 5/15/22 #	200,000	194,750
AT&T
4.50% 3/9/48	15,000	13,517
5.25% 3/1/37	45,000	45,744
CCO Holdings 144A 5.875% 5/1/27 #	235,000	236,245
Charter Communications Operating 5.375% 4/1/38	35,000	33,775
Comcast 3.70% 4/15/24	165,000	168,792
Crown Castle International 3.80% 2/15/28	150,000	146,565
CSC Holdings 144A 7.75% 7/15/25 #	250,000	262,500
Digicel Group Two 144A PIK 9.125% 4/1/24 #	200,000	88,000
Discovery Communications 5.20% 9/20/47	55,000	52,125
Fox
144A 4.709% 1/25/29 #	40,000	41,830
144A 5.576% 1/25/49 #	110,000	117,175
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,585
Level 3 Financing 5.375% 5/1/25	150,000	148,500
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	199,660
Radiate Holdco 144A 6.625% 2/15/25 #	200,000	186,500
Sirius XM Radio 144A 5.375% 4/15/25 #	145,000	147,356
Sprint 7.875% 9/15/23	280,000	298,200
TELUS 4.60% 11/16/48	5,000	5,048
Time Warner Cable 7.30% 7/1/38	170,000	189,642
Time Warner Entertainment 8.375% 3/15/23	80,000	92,586
Verizon Communications
4.329% 9/21/28	65,000	67,324
4.50% 8/10/33	135,000	137,743
Viacom 4.375% 3/15/43	110,000	94,266
Vodafone Group 3.75% 1/16/24	30,000	29,962
Warner Media 4.85% 7/15/45	105,000	101,061

10

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Zayo Group 6.375% 5/15/25	200,000	$ 196,000

		3,393,451

Consumer Cyclical – 3.59%
AMC Entertainment Holdings 6.125% 5/15/27	265,000	237,175
Atento Luxco 1 144A 6.125% 8/10/22 #	95,000	93,337
Best Buy 4.45% 10/1/28	100,000	95,256
Ford Motor Credit 4.14% 2/15/23	200,000	190,033
General Motors Financial
4.35% 4/9/25	95,000	92,260
5.10% 1/17/24	55,000	55,957
5.25% 3/1/26	95,000	95,083
GLP Capital 5.30% 1/15/29	30,000	30,442
Golden Nugget 144A 8.75% 10/1/25 #	117,000	120,217
M/I Homes 5.625% 8/1/25	200,000	184,000
Murphy Oil USA 5.625% 5/1/27	155,000	153,450
Prime Security Services Borrower 144A 9.25% 5/15/23 #	138,000	146,280
Sands China 4.60% 8/8/23	200,000	201,300
Scientific Games International 10.00% 12/1/22	235,000	247,925

		1,942,715

Consumer Non-Cyclical – 5.27%
AbbVie 4.25% 11/14/28	75,000	74,767
Anheuser-Busch 144A 3.65% 2/1/26 #	170,000	167,308
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	25,000	26,019
BAT Capital
2.297% 8/14/20	10,000	9,873
3.222% 8/15/24	80,000	76,857
Bayer US Finance II 144A 4.25% 12/15/25 #	200,000	199,458
Bunge Finance 4.35% 3/15/24	80,000	79,107
Campbell Soup 3.65% 3/15/23	95,000	94,417
Charles River Laboratories International 144A 5.50% 4/1/26 #	180,000	184,500
Cigna 144A 4.125% 11/15/25 #	100,000	102,184
Conagra Brands 4.30% 5/1/24	190,000	191,820
CVS Health 4.30% 3/25/28	185,000	187,548
JBS Investments 144A 7.25% 4/3/24 #	200,000	207,564
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	207,392
MHP 144A 6.95% 4/3/26 #	200,000	180,000
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	108,000	107,514
Mylan 4.55% 4/15/28	55,000	52,922
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	124,907
Pilgrim’s Pride 144A 5.75% 3/15/25 #	120,000	118,200

11

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Surgery Center Holdings
144A 6.75% 7/1/25 #	150,000	$ 139,500
144A 8.875% 4/15/21 #	110,000	112,750
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	200,000	203,573

		2,848,180

Electric – 3.50%
Ausgrid Finance
144A 3.85% 5/1/23 #	75,000	75,509
144A 4.35% 8/1/28 #	45,000	45,273
Avangrid 3.15% 12/1/24	105,000	102,008
Calpine
144A 5.25% 6/1/26 #	125,000	119,219
5.75% 1/15/25	85,000	80,325
CenterPoint Energy 3.85% 2/1/24	40,000	40,315
Cleveland Electric Illuminating 5.50% 8/15/24	170,000	185,877
ComEd Financing III 6.35% 3/15/33	75,000	77,647
Consumers Energy
3.80% 11/15/28	25,000	25,711
4.35% 4/15/49	25,000	26,698
Duke Energy Ohio 3.65% 2/1/29	85,000	86,050
Entergy Louisiana 4.00% 3/15/33	155,000	158,072
Interstate Power & Light 4.10% 9/26/28	115,000	117,145
IPALCO Enterprises 3.70% 9/1/24	90,000	88,479
Israel Electric 144A 5.00% 11/12/24 #	200,000	210,600
MidAmerican Energy 4.25% 7/15/49	115,000	118,472
Nevada Power 2.75% 4/15/20	70,000	70,008
PSEG Power 3.85% 6/1/23	70,000	70,537
Southwestern Electric Power 4.10% 9/15/28	190,000	193,162

		1,891,107

Energy – 10.72%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	202,878
Alta Mesa Holdings 7.875% 12/15/24	320,000	222,496
AmeriGas Partners 5.875% 8/20/26	105,000	103,981
Cheniere Corpus Christi Holdings 7.00% 6/30/24	185,000	204,388
Chesapeake Energy 8.00% 1/15/25	115,000	116,173
Continental Resources 4.375% 1/15/28	30,000	29,908
Diamond Offshore Drilling 7.875% 8/15/25	235,000	223,250
Enbridge 6.25% 3/1/78 µ	35,000	33,350
Enbridge Energy Partners
4.375% 10/15/20	15,000	15,259

12

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enbridge Energy Partners
5.20% 3/15/20	5,000	$ 5,117
5.50% 9/15/40	25,000	27,004
Energy Transfer Operating
5.25% 4/15/29	25,000	25,933
6.00% 6/15/48	10,000	10,300
6.625% µy	100,000	89,273
Ensco 7.75% 2/1/26	285,000	230,316
Enterprise Products Operating 4.80% 2/1/49	20,000	20,541
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	196,225
Genesis Energy 6.50% 10/1/25	183,000	173,850
Gulfport Energy 6.00% 10/15/24	285,000	269,325
KazMunayGas National 144A 6.375% 10/24/48 #	200,000	214,220
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	193,459
Laredo Petroleum 6.25% 3/15/23	375,000	359,531
Marathon Oil 4.40% 7/15/27	100,000	100,436
MPLX
4.80% 2/15/29	25,000	25,606
4.875% 12/1/24	160,000	166,861
Murphy Oil 6.875% 8/15/24	290,000	303,727
NiSource 144A 5.65% #µy	60,000	57,850
Noble Energy
3.85% 1/15/28	70,000	66,472
3.90% 11/15/24	5,000	4,920
4.95% 8/15/47	50,000	46,658
5.05% 11/15/44	20,000	18,604
ONEOK 7.50% 9/1/23	90,000	102,118
Petrobras Global Finance 7.375% 1/17/27	75,000	81,713
Petroleos Mexicanos 6.75% 9/21/47	25,000	21,850
Precision Drilling
144A 7.125% 1/15/26 #	120,000	110,400
7.75% 12/15/23	220,000	211,750
Rio Energy 144A 6.875% 2/1/25 #	150,000	120,375
Sabine Pass Liquefaction
5.625% 3/1/25	80,000	86,467
5.75% 5/15/24	145,000	156,068
5.875% 6/30/26	55,000	59,837
Schlumberger Holdings
144A 3.75% 5/1/24 #	40,000	40,329
144A 4.30% 5/1/29 #	65,000	66,273
Southwestern Energy 7.75% 10/1/27	465,000	481,275
Transcanada Trust 5.875% 8/15/76 µ	175,000	171,093

13

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Whiting Petroleum 6.625% 1/15/26	150,000	$ 147,750
Williams
3.75% 6/15/27	30,000	29,245
4.55% 6/24/24	40,000	41,412
4.85% 3/1/48	65,000	63,526
YPF 144A 51.729% (BADLARPP + 4.00%) 7/7/20 #●	105,000	44,625

		5,794,017

Finance Companies – 0.75%
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	200,000	179,101
International Lease Finance 8.625% 1/15/22	200,000	224,492

		403,593

Healthcare Services – 0.08%
UnitedHealth Group
3.50% 2/15/24	20,000	20,356
3.70% 12/15/25	20,000	20,565

		40,921

Insurance – 3.20%
AssuredPartners 144A 7.00% 8/15/25 #	225,000	216,000
Aviation Capital Group 144A 4.375% 1/30/24 #	145,000	145,228
AXA Equitable Holdings
4.35% 4/20/28	30,000	29,503
5.00% 4/20/48	95,000	88,796
Brighthouse Financial
3.70% 6/22/27	35,000	30,648
4.70% 6/22/47	55,000	42,649
Cigna 144A 3.677% (LIBOR03M + 0.89%) 7/15/23 #●	155,000	153,093
HUB International 144A 7.00% 5/1/26 #	225,000	218,813
Marsh & McLennan
3.875% 3/15/24	15,000	15,307
4.375% 3/15/29	80,000	82,930
4.90% 3/15/49	40,000	42,390
MetLife 5.25% µy	145,000	145,520
Progressive 4.00% 3/1/29	60,000	62,378
USIS Merger Sub 144A 6.875% 5/1/25 #	200,000	192,440
Voya Financial 4.70% 1/23/48 µ	65,000	54,696
Willis North America
3.60% 5/15/24	15,000	14,713
4.50% 9/15/28	55,000	55,775
XLIT
5.245% (LIBOR03M + 2.458%) y●	65,000	62,075

14

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
XLIT
5.50% 3/31/45	75,000	$ 78,160

		1,731,114

Real Estate – 0.31%
WeWork 144A 7.875% 5/1/25 #	185,000	168,372

		168,372

REITs – 0.45%
Corporate Office Properties 5.25% 2/15/24	85,000	88,779
Hospitality Properties Trust 4.50% 3/15/25	100,000	95,500
Kilroy Realty 3.45% 12/15/24	60,000	58,091

		242,370

Technology – 0.89%
CommScope Technologies 144A 5.00% 3/15/27 #	125,000	106,863
Corning
4.375% 11/15/57	30,000	26,342
5.35% 11/15/48	30,000	31,739
Fiserv 3.80% 10/1/23	25,000	25,050
Microchip Technology
144A 3.922% 6/1/21 #	30,000	29,705
144A 4.333% 6/1/23 #	85,000	83,828
NXP 144A 4.875% 3/1/24 #	175,000	179,744

		483,271

Transportation – 0.96%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	175,635
Avis Budget Car Rental 144A 6.375% 4/1/24 #	135,000	134,663
DAE Funding 144A 5.75% 11/15/23 #	160,000	162,000
United Airlines 2019-1 Class AA Pass-Through Trust 4.15% 8/25/31♦	45,000	45,592

		517,890

Utilities – 0.36%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	195,000

		195,000

Total Corporate Bonds (cost $34,191,350)		33,455,839

Municipal Bonds – 3.69%
Bay Area, California Toll Authority (Build America Bond) Series S-3 6.907% 10/1/50	170,000	245,502
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	1,000,000	931,140

15

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	90,000	$ 126,482
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	55,664
State of California Various Purposes (Build America Bond) 7.55% 4/1/39	135,000	198,604
Tarrant County Cultural Education Facilities Finance Corporation Retirement Facility Revenue (Buckner Senior Living - Ventana Project) 6.625% 11/15/37	400,000	435,672

Total Municipal Bonds (cost $2,022,444)		1,993,064

Non-Agency Asset-Backed Securities – 4.96%
American Express Credit Account Master Trust
Series 2018-3 A 2.829% (LIBOR01M + 0.32%) 10/15/25 ●	100,000	99,291
Series 2018-9 A 2.889% (LIBOR01M + 0.38%) 4/15/26 ●	400,000	399,042
Citibank Credit Card Issuance Trust
Series 2017-A7 A7 2.891% (LIBOR01M + 0.37%) 8/8/24 ●	500,000	500,499
Series 2018-A2 A2 2.836% (LIBOR01M + 0.33%) 1/20/25 ●	500,000	498,601
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.267% 11/25/36 ●	300,000	306,724
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	100,000	98,699
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	49,875	50,234
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	45,750	45,207
PFS Financing
Series 2018-A A 144A 2.909% (LIBOR01M + 0.40%) 2/15/22 #●	100,000	99,884
Series 2018-E A 144A 2.959% (LIBOR01M + 0.45%) 10/17/22 #●	145,000	144,757
Tesla Auto Lease Trust
Series 2018-A B 144A 2.75% 2/20/20 #	215,000	214,469
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.686% (LIBOR01M + 0.18%) 7/20/21 ●	100,000	100,026
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 3.009% (LIBOR01M + 0.50%) 11/15/22 #●	75,000	75,157

16

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	49,500	$ 48,264

Total Non-Agency Asset-Backed Securities (cost $2,643,614)		2,680,854

Non-Agency Collateralized Mortgage Obligations – 4.18%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	44,947	44,686
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	88,719	88,172
Series 2018-5 A7 144A 4.00% 9/25/48 #●	94,882	95,671
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	69,799	69,635
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	19,998	20,055
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	34,226	35,920
Series 2007-A1 7A4 4.476% 7/25/35 ●	55,609	50,085
Series 2014-2 B1 144A 3.417% 6/25/29 #●	64,217	63,957
Series 2014-2 B2 144A 3.417% 6/25/29 #●	64,217	63,574
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,040
Series 2015-4 B1 144A 3.624% 6/25/45 #●	91,783	91,210
Series 2015-4 B2 144A 3.624% 6/25/45 #●	91,783	90,105
Series 2015-5 B2 144A 3.161% 5/25/45 #●	94,907	93,814
Series 2015-6 B1 144A 3.611% 10/25/45 #●	91,022	90,786
Series 2015-6 B2 144A 3.611% 10/25/45 #●	91,022	90,155
Series 2016-4 B1 144A 3.90% 10/25/46 #●	94,337	94,837
Series 2016-4 B2 144A 3.90% 10/25/46 #●	94,337	94,311
Series 2017-1 B2 144A 3.549% 1/25/47 #●	81,449	79,625
Series 2017-2 A3 144A 3.50% 5/25/47 #●	33,716	33,235
Series 2018-3 A5 144A 3.50% 9/25/48 #●	92,118	91,582
Series 2018-4 A15 144A 3.50% 10/25/48 #●	49,268	49,034
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	32,445	32,326
Series 2018-7FRB A2 144A 3.256% (LIBOR01M + 0.75%) 4/25/46 #●	36,195	36,135
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	92,110	91,818
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	32,942	32,773
Series 2015-1 B2 144A 3.876% 1/25/45 #●	45,162	45,257
Series 2017-4 A1 144A 3.50% 7/25/47 #●	83,145	82,240
Series 2018-5 A4 144A 3.50% 5/25/48 #●	93,598	93,407

17

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	44,565	$ 43,894
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	50,919	50,031
Series 2017-1 A1 144A 2.75% 10/25/56 #●	64,103	62,733
Series 2017-2 A1 144A 2.75% 4/25/57 #●	66,297	64,933
Series 2018-1 A1 144A 3.00% 1/25/58 #●	84,909	83,347
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	13,534	1,789
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.217% 4/25/36 ●	7,466	7,380

Total Non-Agency Collateralized Mortgage Obligations (cost $2,269,112)		2,258,552

Non-Agency Commercial Mortgage-Backed Securities – 4.21%
BANK
Series 2017-BNK4 XA 1.441% 5/15/50 ●	448,652	37,257
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	59,602
Series 2017-BNK7 A5 3.435% 9/15/60	65,000	64,741
BENCHMARK Mortgage Trust
Series 2018-B6 A4 4.261% 10/10/51	80,000	84,648
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	60,000	60,716
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	84,197
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	76,533
Series 2017-C4 A4 3.471% 10/12/50	45,000	44,884
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	109,186
Series 2014-CR19 A5 3.796% 8/10/47	80,000	82,416
Series 2015-CR23 A4 3.497% 5/10/48	85,000	86,005
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ♦	70,000	71,535
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	100,000	100,170
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	153,454
Series 2015-GC32 A4 3.764% 7/10/48	75,000	77,086
Series 2017-GS6 A3 3.433% 5/10/50	75,000	74,742
Series 2018-GS9 A4 3.992% 3/10/51 ●	40,000	41,342
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.317% 2/15/48 ●	1,115,273	54,287
Series 2015-C31 A3 3.801% 8/15/48	65,000	66,623

18

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.566% 8/12/37 ●	35,000	$ 35,760
Series 2013-LC11 B 3.499% 4/15/46	130,000	128,319
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	89,046
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	84,246
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	57,311	39,562
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,570
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●	70,000	72,830
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 XA 0.923% 9/15/58 ●	1,879,665	87,861
Series 2015-NXS3 A4 3.617% 9/15/57	45,000	45,488
Series 2017-C38 A5 3.453% 7/15/50	90,000	89,285
Series 2017-RB1 XA 1.279% 3/15/50 ●	993,728	80,467

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,366,095)		2,276,858

Loan Agreements – 3.79%
Applied Systems 2nd Lien 9.499% (LIBOR01M + 7.00%) 9/19/25 ●	270,000	270,675
Ball Metalpack Finco Tranche B 1st Lien 6.999% (LIBOR01M + 4.50%) 7/31/25 ●	104,475	103,566
Blue Ribbon 1st Lien 6.503% (LIBOR03M + 3.00%) 11/13/21 ●	101,530	91,250
Dakota Holding Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 2/13/25 ●	173,688	168,097
DTZ US Borrower Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 8/21/25 ●	99,750	98,129
Dynatrace 1st Lien 5.749% (LIBOR01M + 3.25%) 8/23/25 ●	140,000	139,008
GIP III Stetson I Tranche B 1st Lien 0.00% 7/18/25 ● X	89,000	87,220
Hyperion Insurance Group Tranche B 1st Lien 6.00% (LIBOR01M + 3.50%) 12/20/24 ●	173,684	171,643
NCI Building Systems Tranche B 1st Lien 6.547% (LIBOR03M + 3.75%) 4/12/25 ●	174,125	166,616
Penn National Gaming Tranche B 1st Lien 4.758% (LIBOR01M + 2.25%) 10/15/25 ●	100,000	98,875
Sigma US Tranche B2 1st Lien 5.797% (LIBOR03M + 3.00%) 7/2/25 ●	174,125	167,886
Stars Group Holdings Tranche B 1st Lien 6.303% (LIBOR03M + 3.50%) 7/10/25 ●	125,260	124,352
Summit Midstream Partners Holdings Tranche B 1st Lien 8.499% (LIBOR01M + 6.00%) 5/21/22 ●	188,958	185,967

19

Schedule of investments

Delaware Strategic Income Fund

		Principal amount°	Value (US $)

Loan Agreements (continued)
Vantage Specialty Chemicals Tranche B 1st Lien 5.999% (LIBOR02M + 3.50%) 10/28/24 ●		39,497	$ 38,856
Verscend Holding Tranche B 1st Lien 6.999% (LIBOR01M + 4.50%) 8/27/25 ●		139,650	138,603

Total Loan Agreements (cost $2,105,870)			2,050,743

Regional Bond – 0.24%Δ
Argentina – 0.24%
Provincia de Cordoba 144A 7.45% 9/1/24 #		150,000	128,625

Total Regional Bond (cost $156,938)			128,625

Sovereign Bonds – 3.63%Δ
Argentina – 0.29%
Argentine Republic Government International Bond 5.625% 1/26/22		175,000	159,295

			159,295

Bermuda – 0.36%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	195,172

			195,172

Egypt – 0.36%
Egypt Government International Bond 144A 5.577% 2/21/23 #		200,000	194,484

			194,484

Ivory Coast – 0.33%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	179,104

			179,104

Peru – 0.69%
Peru Government Bond 144A 6.15% 8/12/32 #	PEN	1,219,000	372,987

			372,987

Saudi Arabia – 0.38%
Saudi Government International Bond 144A 4.375% 4/16/29 #		200,000	204,049

			204,049

Senegal – 0.33%
Senegal Government International Bond 144A 6.75% 3/13/48 #		200,000	178,676

			178,676

South Africa – 0.28%
Republic of South Africa Government Bond 8.00% 1/31/30	ZAR	1,112,000	77,617

20

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Africa (continued)
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	1,063,000	$ 73,482

			151,099

Sri Lanka – 0.45%
Sri Lanka Government International Bond 144A 5.75% 4/18/23 #		250,000	243,104

			243,104

Turkey – 0.16%
Turkey Government Bond 8.00% 3/12/25	TRY	593,000	86,081

			86,081

Total Sovereign Bonds (cost $2,001,543)			1,964,051

Supranational Banks – 0.70%
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		200,000	196,550
Inter-American Development Bank 7.875% 3/14/23	IDR	2,500,000,000	180,427

Total Supranational Banks (cost $398,779)			376,977

US Treasury Obligations – 0.34%
US Treasury Bond
3.375% 11/15/48		50,000	53,671
US Treasury Notes
2.625% 12/31/23		100,000	100,854
3.125% 11/15/28		30,000	31,270

Total US Treasury Obligations (cost $184,703)			185,795

		Number of shares

Convertible Preferred Stock – 0.03%
Wells Fargo & Co. 7.50% exercise price $156.71 y		14	17,951

Total Convertible Preferred Stock (cost $17,972)			17,951

Preferred Stock – 1.31%
Bank of America 6.50% µy		400,000	430,978
US Bancorp 3.807% (LIBOR03M + 1.02%) y●		350	278,250

Total Preferred Stock (cost $682,710)			709,228

21

Schedule of investments

Delaware Strategic Income Fund

	Number of contracts	Value (US $)

Options Purchased – 0.00%
Currency Put Options – 0.00%
USD vs CLP strike price INR 650, expiration date 2/4/19, notional amount CLP 1,203,800,000 (CITI)	1,852,000	$ 1,458

Total Options Purchased (cost $12,270)		1,458

	Principal amount°

Short-Term Investments – 3.62%
Discount Note – 1.00%≠
Federal Home Loan Bank 0.00% 2/1/19	540,621	540,621

		540,621

Repurchase Agreements – 2.62%
Bank of America Merrill Lynch 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $171,638 (collateralized by US government obligations 2.125% 12/31/22; market value $175,059)	171,626	171,626
Bank of Montreal 2.43%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $472,003 (collateralized by US government obligations 0.00%–4.375% 3/28/19–2/15/48; market value $481,411)	471,972	471,972
BNP Paribas 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $773,870 (collateralized by US government obligations 0.00%–4.375% 3/7/19–8/15/47; market value $789,292)	773,815	773,815

		1,417,413

Total Short-Term Investments (cost $1,958,034)		1,958,034

Total Value of Securities – 99.56% (cost $54,855,673)		$ 53,824,413

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $21,034,161, which represents 38.91% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

PIK. 100% of the income received was in the form of both cash and par.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

22

Δ	Securities have been classified by country of origin.

μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.

∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Jan. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BA	AUD	113,236	USD	(80,844)	3/1/19	$1,501	$—
BA	CAD	139,050	USD	(104,579)	3/1/19	1,312	—
BA	EUR	99,765	USD	(114,871)	3/1/19	—	(420)
BA	NZD	158,724	USD	(107,747)	3/1/19	2,032	—
BNP	AUD	94,460	USD	(67,414)	3/1/19	1,277	—
CITI	COP	592,822,820	USD	(186,673)	3/1/19	4,036	—
UBS	CLP	33,777,070	USD	(49,796)	2/28/19	1,714	—

Total Foreign Currency Exchange Contracts						$11,872	$(420)

23

Schedule of investments

Delaware Strategic Income Fund

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
6	US Treasury Long Bond	$880,125	$835,047	3/20/19	$45,078	$—	$6,000
14	US Treasury 5 yr Notes	1,608,031	1,578,321	3/29/19	29,710	—	3,828
(33)	US Treasury 10 yr Notes	(4,041,469)	(4,007,594)	3/20/19	—	(33,875)	(15,469)

Total Futures Contracts			$(1,594,226)		$74,788	$(33,875)	$(5,641)

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.30[5] 6/20/23-Quarterly	940,800	5.00%	$(63,015)	$(57,997)	$(5,018)	$(2,753)
CDX.NA.HY.31[5] 12/20/23-Quarterly	490,000	5.00%	(29,311)	(20,644)	(8,667)	(1,668)
Over-The-Counter/ Protection Sold/ Moody’s Ratings:
MSCS-CMBX.NA.BBB.6[6] 5/11/63-Monthly	460,000	3.00%	(60,849)	(50,848)	(10,001)	—

Total CDS Contracts			$(153,175)	$(129,489)	$(23,686)	$(4,421)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

24

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(8,595).

5Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BA – Bank of America, N.A.

BB – Barclays Bank

BNP – BNP Paribas

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CITI – Citibank, N.A.

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

CMBX.NA – Commercial Mortgage-Backed Securities Index North America

COP – Colombian Peso

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange

25

Schedule of investments

Delaware Strategic Income Fund

Summary of abbreviations (continued):

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCS – Morgan Stanley Capital Services LLC

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PIK – Payment in-kind

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TRY – Turkish Lira

USD – US Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

26

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Statement of assets and liabilities

Delaware Strategic Income Fund	January 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$53,822,955
Foreign currencies, at value[2]	98,368
Options purchased, at value[3]	1,458
Cash collateral due from brokers	165,459
Interest receivable	632,406
Receivable for securities sold	600,817
Unrealized appreciation on foreign currency exchange contracts	11,872
Receivable from investment manager	11,787
Receivable for fund shares sold	5,118
Other assets[4]	97,871

Total assets	55,448,111

Liabilities:
Cash due to custodian	8,038
Payable for securities purchased	639,385
Upfront payments received on credit default swap contracts	129,489
Other accrued expenses	82,579
Distribution payable	59,812
Payable for fund shares redeemed	56,982
Audit and tax fees payable	27,325
Dividend disbursing and transfer agent fees and expenses payable to nonaffiliates	16,682
Distribution fees payable to affiliates	10,811
Unrealized depreciation on credit default swap contracts	10,001
Swap payments payable	8,174
Variation margin due to broker on futures contracts	5,641
Variation margin due to broker on centrally cleared credit default swap contracts	4,421
Accounting and administration expenses payable to affiliates	516
Dividend disbursing and transfer agent fees and expenses payable to affiliates	467
Unrealized depreciation on foreign currency exchange contracts	420
Trustees’ fees and expenses payable to affiliates	229
Legal fees payable to affiliates	76
Reports and statements to shareholders expenses payable to affiliates	51
Contingent liabilities[4]	326,237

Total liabilities	1,387,336

Total Net Assets	$54,060,775

Net Assets Consist of:
Paid-in capital	$61,290,403
Total distributable earnings (loss)	(7,229,628)

Total Net Assets	$54,060,775

Net Asset Value
Class A:
Net assets	$31,030,474
Shares of beneficial interest outstanding, unlimited authorization, no par	3,971,100
Net asset value per share	$7.81
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.18

Class C:
Net assets	$2,956,761
Shares of beneficial interest outstanding, unlimited authorization, no par	377,994
Net asset value per share	$7.82

Class R:
Net assets	$4,033,484
Shares of beneficial interest outstanding, unlimited authorization, no par	514,493
Net asset value per share	$7.84

Institutional Class:
Net assets	$16,040,056
Shares of beneficial interest outstanding, unlimited authorization, no par	2,050,769
Net asset value per share	$7.82

[1] Investments, at cost	$54,843,403

[2] Foreign currencies, at cost	92,811

[3] Options purchased, at cost	12,270

[4] See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Strategic Income Fund	Six months ended January 31, 2019 (Unaudited)

Investment Income:
Interest	$1,555,785
Dividends	7,019

1,562,804

Expenses:
Management fees	169,852
Distribution expenses — Class A	40,476
Distribution expenses — Class C	15,835
Distribution expenses — Class R	10,396
Dividend disbursing and transfer agent fees and expenses	37,158
Registration fees	35,213
Audit and tax fees	29,431
Legal fees	27,470
Accounting and administration expenses	25,983
Reports and statements to shareholders expenses	18,890
Custodian fees	5,330
Trustees’ fees and expenses	1,651
Other	34,703

452,388
Less expenses waived	(202,892)
Less expenses paid indirectly	(157)

Total operating expenses	249,339

Net Investment Income	1,313,465

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,512,274)
Foreign currencies	(140,760)
Foreign currency exchange contracts	(24,504)
Futures contracts	135,802
Options purchased	(59,417)
Swap contracts	501

Net realized loss	(1,600,652)

Net change in unrealized appreciation (depreciation) of:
Investments	93,222
Foreign currencies	6,564
Foreign currency exchange contracts	10,032
Futures contracts	(70,983)
Options purchased	(25,641)
Swap contracts	(15,078)

Net change in unrealized appreciation (depreciation)	(1,884)

Net Realized and Unrealized Loss	(1,602,536)

Net Decrease in Net Assets Resulting from Operations	$(289,071)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,313,465	$3,028,235
Net realized loss	(1,600,652)	(818,204)
Net change in unrealized appreciation (depreciation)	(1,884)	(2,507,082)

Net decrease in net assets resulting from operations	(289,071)	(297,051)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(730,045)	(1,552,628)
Class C	(59,571)	(153,928)
Class R	(88,565)	(177,132)
Institutional Class	(525,530)	(1,242,954)

Return of capital:
Class A	—	(111,353)
Class C	—	(11,314)
Class R	—	(13,940)
Institutional Class	—	(93,054)

	(1,403,711)	(3,356,303)

Capital Share Transactions:
Proceeds from shares sold:
Class A	597,884	2,687,402
Class C	284,682	676,646
Class R	154,667	449,591
Institutional Class	995,209	17,003,462

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	655,122	1,524,955
Class C	54,724	160,123
Class R	86,717	191,072
Institutional Class	534,777	1,321,849

	3,363,782	24,015,100

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,313,439)	$(19,738,537)
Class C	(753,654)	(2,149,123)
Class R	(362,879)	(1,877,771)
Institutional Class	(13,166,792)	(22,370,603)

	(17,596,764)	(46,136,034)

Decrease in net assets derived from capital share transactions	(14,232,982)	(22,120,934)

Net Decrease in Net Assets	(15,925,764)	(25,774,288)

Net Assets:
Beginning of period	69,986,539	95,760,827

End of period[1]	$54,060,775	$69,986,539

[1]

Net Assets – End of year includes distributions in excess of net investment income of $176,875 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Jan. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 12 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class
Dividends from net investment income	$(1,552,628)	$(153,928)	$(177,132)	$(1,242,954)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/ or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1] (Unaudited)			Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.01	$8.41	$8.57	$8.43	$8.53	$8.34

0.17	0.32	0.24	0.15	0.20	0.23
(0.19)	(0.37)	(0.10)	0.20	(0.06)	0.23

(0.02)	(0.05)	0.14	0.35	0.14	0.46

(0.18)	(0.32)	(0.30)	(0.20)	(0.23)	(0.23)
—	(0.03)	—	(0.01)	(0.01)	(0.04)

(0.18)	(0.35)	(0.30)	(0.21)	(0.24)	(0.27)

$7.81	$8.01	$8.41	$8.57	$8.43	$8.53

(0.25% )	(0.62% )	1.73%	4.15%	1.65%	5.60%

$31,030	$33,912	$51,220	$69,524	$64,069	$65,466
0.84%	0.88%	0.90%	0.90%	0.91%	0.90%

1.50%	1.35%	1.29%	1.21%	1.21%	1.19%
4.22%	3.83%	2.84%	1.80%	2.30%	2.70%

3.56%	3.36%	2.45%	1.49%	2.00%	2.41%
43%	125%	210%	316%	313%	273%

Financial highlights

Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1] (Unaudited)			Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.02	$8.42	$8.58	$8.44	$8.54	$8.35

0.14	0.25	0.18	0.09	0.13	0.16
(0.19)	(0.36)	(0.10)	0.19	(0.05)	0.24

(0.05)	(0.11)	0.08	0.28	0.08	0.40

(0.15)	(0.26)	(0.24)	(0.13)	(0.17)	(0.17)
—	(0.03)	—	(0.01)	(0.01)	(0.04)

(0.15)	(0.29)	(0.24)	(0.14)	(0.18)	(0.21)

$7.82	$8.02	$8.42	$8.58	$8.44	$8.54

(0.62% )	(1.35% )	0.97%	3.37%	0.89%	4.81%

$2,957	$3,450	$4,996	$9,490	$8,375	$8,572
1.59%	1.63%	1.65%	1.65%	1.66%	1.65%

2.25%	2.10%	2.04%	1.96%	1.96%	1.93%
3.47%	3.08%	2.09%	1.05%	1.55%	1.95%

2.81%	2.61%	1.70%	0.74%	1.25%	1.67%
43%	125%	210%	316%	313%	273%

Financial highlights

Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1] (Unaudited)			Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.03	$8.44	$8.60	$8.46	$8.56	$8.37

0.16	0.30	0.22	0.13	0.18	0.21
(0.18)	(0.38)	(0.10)	0.19	(0.06)	0.23

(0.02)	(0.08)	0.12	0.32	0.12	0.44

(0.17)	(0.30)	(0.28)	(0.17)	(0.21)	(0.21)
—	(0.03)	—	(0.01)	(0.01)	(0.04)

(0.17)	(0.33)	(0.28)	(0.18)	(0.22)	(0.25)

$7.84	$8.03	$8.44	$8.60	$8.46	$8.56

(0.24% )	(0.97% )	1.48%	3.88%	1.40%	5.32%

$4,034	$4,259	$5,725	$6,793	$6,863	$7,793
1.09%	1.13%	1.15%	1.15%	1.16%	1.15%

1.75%	1.60%	1.54%	1.46%	1.46%	1.45%
3.97%	3.58%	2.59%	1.55%	2.05%	2.45%

3.31%	3.11%	2.20%	1.24%	1.75%	2.15%
43%	125%	210%	316%	313%	273%

Financial highlights

Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1] (Unaudited)			Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.02	$8.42	$8.58	$8.44	$8.54	$8.35

0.18	0.34	0.26	0.17	0.22	0.25
(0.19)	(0.37)	(0.10)	0.20	(0.05)	0.24

(0.01)	(0.03)	0.16	0.37	0.17	0.49

(0.19)	(0.34)	(0.32)	(0.22)	(0.26)	(0.26)
—	(0.03)	—	(0.01)	(0.01)	(0.04)

(0.19)	(0.37)	(0.32)	(0.23)	(0.27)	(0.30)

$7.82	$8.02	$8.42	$8.58	$8.44	$8.54

(0.12% )	(0.36% )	1.99%	4.40%	1.90%	5.86%

$16,040	$28,366	$33,820	$52,081	$46,155	$30,241
0.59%	0.63%	0.65%	0.65%	0.66%	0.65%

1.25%	1.10%	1.04%	0.96%	0.96%	0.93%
4.47%	4.08%	3.09%	2.05%	2.55%	2.95%

3.81%	3.61%	2.70%	1.74%	2.25%	2.67%
43%	125%	210%	316%	313%	273%

Notes to financial statements

Delaware Strategic Income Fund	January 31, 2019 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2019 and for all open tax years (years ended July 31, 2016–July 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Jan. 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2019, and matured on the next business day.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the

Notes to financial statements

Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $55 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expense paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $102 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual operating expenses from exceeding 0.59% of the Fund’s average daily net assets. This waiver was in effect from Aug. 1, 2018 through Jan. 31, 2019.* This waiver and reimbursement may only be terminated by agreement of DMC and the Fund. The waiver and reimbursement are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $3,187 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $2,510 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fees equal to the sum of: (i) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same, blended rate currently 0.25% of the average daily net assets based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2019, the Fund was charged $877 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2019, DDLP earned $528 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2019, DDLP received gross CDSC commissions of $81 on redemptions of the Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2019 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. The Fund did not engage in Rule 17a-7 securities purchases and sales during the six months ended Jan. 31, 2019.

*The aggregate contractual waiver period covering this report is from April 1, 2018, through Nov. 28, 2019.

3. Investments

For the six months ended Jan. 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$18,313,585
Purchases of US government securities	7,700,388
Sales other than US government securities	24,908,174
Sales of US government securities	16,092,172

At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$54,891,416

Aggregate unrealized appreciation of investments and derivatives	$665,858
Aggregate unrealized depreciation of investments and derivatives	(1,822,859)

Net unrealized depreciation of investments and derivatives	$(1,157,001)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below, and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities,

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Agency, Asset-& Mortgage-Backed Securities	$—	$10,982,648	$10,982,648
Corporate Debt	—	33,455,839	33,455,839
Municipal Bonds	—	1,993,064	1,993,064
Foreign Bonds	—	2,469,653	2,469,653
Loan Agreements	—	2,050,743	2,050,743
US Treasury Obligation	—	185,795	185,795
Convertible Preferred Stock	17,951	—	17,951
Preferred Stock[1]	278,250	430,978	709,228
Short-Term Investments	—	1,958,034	1,958,034
Options Purchased	—	1,458	1,458

Total Value of Securities	$296,201	$53,528,212	$53,824,413

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$11,872	$11,872
Futures Contracts	74,788	—	74,788
Liabilities:
Foreign Currency Exchange Contracts	—	(420)	(420)
Futures Contracts	(33,875)	—	(33,875)
Swap Contracts	—	(23,686)	(23,686)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments, and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	39.23%	60.77%	100.00%

2Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/19	Year ended 7/31/18
Shares sold:
Class A	76,620	328,331
Class C	37,183	81,220
Class R	19,713	54,141
Institutional Class	126,519	2,037,509

Shares issued upon reinvestment of dividends and distributions:
Class A	83,965	185,008
Class C	7,003	19,434
Class R	11,081	23,367
Institutional Class	68,302	160,626

	430,386	2,889,636

Shares redeemed:
Class A	(423,885)	(2,369,305)
Class C	(96,440)	(263,863)
Class R	(46,405)	(225,963)
Institutional Class	(1,682,611)	(2,676,815)

	(2,249,341)	(5,535,946)

Net decrease	(1,818,955)	(2,646,310)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2019 and year ended July 31, 2018, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 1/31/19	—	534	535	—	$4,187
Year ended 7/31/18	3,757	24,406	24,485	3,756	226,490

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,0000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Jan. 31, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2019, the Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2019, the Fund posted $25,000 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended Jan. 31, 2019, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended Jan. 31, 2019, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2019, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt),

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments” at Jan. 31, 2019, the notional amount of the protection sold was $460,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Jan. 31, 2019, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At Jan. 31, 2019, net unrealized depreciation of the protection sold was $(10,001).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2019, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At Jan. 31, 2019, the Fund posted $140,459 in cash as collateral for open centrally cleared swap contracts which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of Jan. 31, 2019 was as follows:

		Asset Derivatives Fair Value

Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$11,872	$—	$—	$11,872
Variation margin due to broker on futures contracts*	—	74,788	—	74,788
Options purchased, at value	—	1,458	—	1,458

Total	$11,872	$76,246	$—	$88,118

Fair values of derivative instruments as of Jan. 31, 2019 was as follows:

	Liability Derivatives Fair Value

Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$420	$—	$—	$420
Variation margin due to broker on futures contracts*	—	33,875	—	33,875
Variation margin due to broker on centrally cleared credit default swap contracts**	—	—	13,865	13,865
Unrealized depreciation on credit default swap contracts	—	—	10,001	10,001

Total	$420	$33,875	$23,866	$58,161

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Jan. 31, 2019. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared credit default swap contracts from the date the contracts were opened through Jan. 31, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2019 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(24,504)	$—	$(59,186)	$—	$(83,690)
Interest rate contracts	—	135,802	(231)		135,571
Credit contracts	—	—	—	501	501

Total	$(24,504)	$135,802	$(59,417)	$501	$52,382

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$10,032	$—	$(25,641)	$—	$(15,609)
Interest rate contracts	—	(70,983)	—	—	(70,983)
Credit contracts	—	—	—	(15,078)	(15,078)

Total	$10,032	$(70,983)	$(25,641)	$(15,078)	$(101,670)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2019:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD 540,411	USD 24,722
Futures contracts (average notional value)	1,261,559	5,530,579
Options contracts (average value)	11,879	—
CDS contracts (average notional value)*	2,911,616	456,378

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America, N.A	$4,845	$(420)	$4,425
BNP Paribas	1,277	—	1,277
Citibank, N.A	4,036	—	4,036
Morgan Stanley Capital Services LLC	—	(10,001)	(10,001)
UBS	1,714	—	1,714

Total	$11,872	$(10,421)	$1,451

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America, N.A	$4,425	$—	$—	$—	$—	$4,425
BNP Paribas	1,277	—	—	—	—	1,277
Citibank, N.A	4,036	—	—	—	—	4,036
Morgan Stanley Capital
Services LLC	(10,001)	—	—	—	—	(10,001)
UBS	1,714	—	—	—	—	1,714

Total	$1,451	$—	$—	$—	$—	$1,451

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under master repurchase agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the

Notes to financial statements

Delaware Strategic Income Fund

7. Offsetting (continued)

excess to the counterparty. As of Jan. 31, 2019, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$171,626	$(171,626)	$—	$(171,626)	$—
Bank of Montreal	471,972	(471,972)	—	(471,972)	—
BNP Paribas	773,815	(773,815)	—	(773,815)	—

Total	$1,417,413	$(1,417,413)	$—	$(1,417,413)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan 31, 2019.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s

Notes to financial statements

Delaware Strategic Income Fund

9. Credit and Market Risk (continued)

perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e, debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the estate is seeking to recover such amounts arguing that the Fund is an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based upon available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $326,237 and an asset of $97,871 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Notes to financial statements

Delaware Strategic Income Fund

12. Recent Accounting Pronouncements (continued)

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of advisory agreement for Delaware Strategic Income Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for Delaware Strategic Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of advisory agreement for Delaware Strategic Income Fund at a meeting held August 15-16, 2018 (continued)

class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multisector income funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the fourth quartile of its Performance Universe and the Fund’s total return for the 10-year period was in the third quartile of its Performance Universe. The Board noted that the Fund’s longer-term performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s repositioning into a multisector fixed income fund in 2017. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Groups. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2018, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board consideration of sub-advisory agreement for Delaware Strategic Income Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Strategic Income Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of sub-advisory agreement for Delaware Strategic Income Fund at a meeting held November 14-15, 2018 (continued)

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Fund, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2019